Investments - Schedule of the separate account managed by TP LLC (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Total assets	$ 2,129,525	$ 1,741,411	$ 1,223,215
Liabilities and shareholders' equity
Total liabilities and shareholders' equity	417,734	181,969	297,762
Total net investments managed by Third Point LLC	1,711,791	1,559,442	925,453
Total investments in securities and commodities
Assets
Total assets	1,713,000	1,460,864	937,690
Cash and cash equivalents
Assets
Total assets	10,003	869	4
Restricted cash and cash equivalents
Assets
Total assets	160,618	100,563	64,783
Due from brokers
Assets
Total assets	182,927	98,386	131,785
Net investment gains on securities purchased under and agreement to resell
Assets
Total assets	19,897	38,147	60,408
Derivative assets
Assets
Total assets	37,260	39,045	25,628
Interest and dividends receivable
Assets
Total assets	5,021	2,604	2,088
Other assets
Assets
Total assets	799	933	829
Accounts payable and accrued expenses
Liabilities and shareholders' equity
Total liabilities and shareholders' equity	299	1,759	825
Net investment gains (losses) on securities sold, not yet purchased
Liabilities and shareholders' equity
Total liabilities and shareholders' equity	45,667	56,056	176,454
Due to brokers
Liabilities and shareholders' equity
Total liabilities and shareholders' equity	306,927	44,870	66,107
Derivative liabilities
Liabilities and shareholders' equity
Total liabilities and shareholders' equity	12,113	8,819	12,992
Performance fee payable to related party
Liabilities and shareholders' equity
Total liabilities and shareholders' equity	21,837	0
Interest and dividends payable
Liabilities and shareholders' equity
Total liabilities and shareholders' equity	589	748	1,255
Capital contributions received in advance
Liabilities and shareholders' equity
Total liabilities and shareholders' equity	10,000	0
Non-controlling interest
Liabilities and shareholders' equity
Total liabilities and shareholders' equity	$ 20,302	$ 69,717	$ 40,129